STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net loss	$ (11,021,498)	$ (10,786,468)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	1,860,831	1,846,049
Impairment loss	7,131,903	6,999,722
Distributions received from operating limited partnerships	100,082	71,404
Amortization	738,872	769,616
Changes in assets and liabilities
Other assets	(62,663)	8,735
Accounts payable - affiliates	362,828	887,828
Net cash used in operating activities	(889,645)	(203,114)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(101,655)	(10,766)
Repayments from operating limited partnerships	0	29,747
Net cash provided by (used in) investing activities	(101,655)	18,981
NET DECREASE IN CASH AND CASH EQUIVALENTS	(991,300)	(184,133)
Cash and cash equivalents, beginning	2,051,958	2,236,091
Cash and cash equivalents, end	1,060,658	2,051,958
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	230,663	168,628
Series Forty Seven [Member]
Cash flows from operating activities
Net loss	(3,138,036)	(3,047,627)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	204,867	350,362
Impairment loss	2,099,906	1,950,396
Distributions received from operating limited partnerships	28,820	18,840
Amortization	333,656	333,656
Changes in assets and liabilities
Other assets	0	0
Accounts payable - affiliates	313,344	363,344
Net cash used in operating activities	(157,443)	(31,029)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(91,654)	0
Repayments from operating limited partnerships	0	0
Net cash provided by (used in) investing activities	(91,654)	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	(249,097)	(31,029)
Cash and cash equivalents, beginning	366,067	397,096
Cash and cash equivalents, end	116,970	366,067
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	0	0
Series Forty Eight [Member]
Cash flows from operating activities
Net loss	(2,163,384)	(2,110,274)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	315,041	242,780
Impairment loss	1,450,208	1,461,206
Distributions received from operating limited partnerships	26,831	17,210
Amortization	138,952	138,952
Changes in assets and liabilities
Other assets	0	0
Accounts payable - affiliates	88,380	163,380
Net cash used in operating activities	(143,972)	(86,746)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,001)	0
Repayments from operating limited partnerships	0	0
Net cash provided by (used in) investing activities	(10,001)	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	(153,973)	(86,746)
Cash and cash equivalents, beginning	348,763	435,509
Cash and cash equivalents, end	194,790	348,763
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	0	168,628
Series Forty Nine [Member]
Cash flows from operating activities
Net loss	(5,720,078)	(5,628,567)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	1,340,923	1,252,907
Impairment loss	3,581,789	3,588,120
Distributions received from operating limited partnerships	44,431	35,354
Amortization	266,264	297,008
Changes in assets and liabilities
Other assets	(62,663)	8,735
Accounts payable - affiliates	(38,896)	361,104
Net cash used in operating activities	(588,230)	(85,339)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0	(10,766)
Repayments from operating limited partnerships	0	29,747
Net cash provided by (used in) investing activities	0	18,981
NET DECREASE IN CASH AND CASH EQUIVALENTS	(588,230)	(66,358)
Cash and cash equivalents, beginning	1,337,128	1,403,486
Cash and cash equivalents, end	748,898	1,337,128
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	$ 230,663	$ 0